Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Basis of preparation

2.1 Basis of preparation

The Group’s consolidated financial statements were prepared in accordance with International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”). The Group adopted and transitioned to IFRS issued by IASB on January 1, 2018. The financial statements have been prepared under the historical cost convention, as modified by the revaluation of financial assets at fair value through profit or loss and financial instruments with preferred rights. In preparing its consolidated financial statements prepared under IFRS, the Group early adopted IFRS 9 Financial Instruments (“IFRS 9”) and IFRS 16 Leases (“IFRS 16”) on January 1, 2018.

The Group has applied the following standards and amendments for the first time for their annual reporting period commencing January 1, 2021, which did not have any material impact on the consolidated financial statements:

Amendment to IFRS 16, ‘Leases’ – COVID-19 related rent concessions – Extension of the practical expedient.

The consolidated financial statements for the years ended December 31, 2019, 2020 and 2021 were authorized for issue by the Company’s board of directors (the “Board”) on March 31, 2022.

Liquidity

As of December 31, 2021, the Group had net assets of RMB 1,735.8 million, and accumulated losses of RMB 2,378.2 million. For the year ended December 31, 2021, the Group had net operating loss of RMB 631.4 million and net operating cash outflow of RMB 544.9 million. The principal sources of funding have historically been continuous cash contributions from equity holders and preferred shareholders. The cumulative contributions up through December 31, 2021 approximated USD 440.1 million, among which included USD 219.9 million of proceeds from issuance of ordinary shares in connection with the IPO or RMB 1,431.8 million based on the exchange rate as of the date of the IPO. As of December 31, 2021, the Group had a cash and cash equivalents balance of RMB 1,706.9 million, which it believes to be sufficient available financial resources to meet its obligations becoming due and working capital requirements in the next twelve months from the date of issuance of these financial statements. Accordingly, the Group considers that it is appropriate to prepare the consolidated financial information on a going concern basis.

Impact of COVID-19

In December 2019, a novel strain of coronavirus was reported in Wuhan, China and on March 11, 2020 the WHO declared COVID-19 a pandemic. The COVID-19 pandemic has resulted in a widespread health crisis and numerous disease control measures being taken to limit its spread. As the pandemic continues its impact throughout the world, the healthcare systems of the various countries in which the Group is conducting ongoing clinical trials of CBP-201 and CBP-307 have and may continue to experience great disruption. Enrollment of the Group’s Phase 2 clinical trial of CBP-307 in patients in China was prematurely terminated due to challenges in recruitment caused by the COVID-19 pandemic.

The Group will continue to monitor and assess the impact of the ongoing development of the pandemic on the Group’s clinical trials and for any impact to its financial position and operating results.

New and amended standards and interpretations not yet adopted by the Group

2.2 New and amended standards and interpretations not yet adopted by the Group

The Group has not applied the following new and revised IFRSs that have been issued but are not yet effective in the consolidated financial statements.

Effective for annual periods beginning on or after
Scope amendments to IFRS 3, IAS 16, IAS 37 and some annual improvements on IFRS 1, IFRS 9, IAS 41 and IFRS 16	January 1, 2022
Narrow scope amendments to IAS 1, Practice statement 2 and IAS 8	January 1, 2023
Amendment to IAS 12 – Deferred tax related to assets and liabilities arising from a single transaction	January 1, 2023
Amendments to IAS 1, Presentation of financial statements’, on classification of liabilities	January 1, 2024

The Group expects to adopt these standards, updates and interpretations when they become mandatory. These standards are not expected to have a material impact on disclosures or amounts reported in the Group’s consolidated financial statements in the period of initial application and future reporting periods.

Principles of consolidation

2.3 Principles of consolidation

Subsidiaries

Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

Intra-group transactions, balances and unrealized gains on transactions between Group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. When necessary, amounts reported by subsidiaries have been adjusted to conform with the Group’s accounting policies.

Separate financial statements

2.4 Separate financial statements

Investments in subsidiaries are accounted for at cost less impairment. Cost includes direct attributable costs of investment. The results of subsidiaries are accounted for by the Company on the basis of dividends received and receivable.

Impairment testing of the investments in subsidiaries is required upon receiving a dividend from these investments if the dividend exceeds the total comprehensive income of the subsidiary in the period the dividend is declared or if the carrying amount of the investment in the separate financial statements exceeds the carrying amount in the consolidated financial statements of the investee’s net assets including goodwill.

Foreign currency translation

2.5 Foreign currency translation

(a) Functional and presentation currency

The consolidated financial statements of the Group are presented in RMB as the historical records for its entities were set-up for consolidations in RMB.

The functional currency of the Company is USD. Other subsidiaries have functional currencies in USD, RMB and Australian dollars.

(b) Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions, and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates are generally recognized in profit or loss.

Since the Group has no borrowings, all foreign exchange gains or losses are presented in the consolidated statements of loss on a net basis within other gains/(losses)-net.

Non-monetary items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss. For example, translation differences on non-monetary assets and liabilities such as equities held at fair value through profit or loss are recognized in profit or loss as part of the fair value gain or loss and translation differences on non-monetary assets such as equities classified as at fair value through other comprehensive income are recognized in other comprehensive income.

(c) Group companies

The results and financial position of foreign operations (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

•
assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet;
•
income and expenses for each statement of loss and comprehensive income/(loss) are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions); and
•
all resulting currency translation differences are recognized in other comprehensive income/loss.

On consolidation, exchange differences arising from the translation of any net investment in foreign entities are recognized in other comprehensive income. When a foreign operation is sold or any borrowings forming part of the net investment are repaid, the associated exchange differences are reclassified to profit or loss, as part of the gain or loss on sale.

(d) Convenience translation

Translations of the consolidated balance sheet, the consolidated statement of loss, consolidated statement of comprehensive loss and consolidated statement of cash flows from RMB into USD as of and for the year ended December 31, 2021 are solely for the convenience of the readers and calculated at the rate of USD1.00=RMB 6.3757, representing the exchange rate as of December 31, 2021 set forth in the China Foreign Exchange Trade System. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate, or at any other rate, on December 31, 2021.

Property, plant and equipment

2.6 Property, plant and equipment

Property, plant and equipment are stated at historical cost less depreciation. Historical cost includes expenditure that is directly attributable to the acquisition of the items.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of any component accounted for as a separate asset is derecognized when replaced. All other repairs and maintenance are charged to profit or loss during the reporting period in which they are incurred.

The Group’s assets under construction represents buildings and equipment under construction and pending installation, and is stated at cost less accumulated impairment losses, if any. Costs include construction and acquisition costs. No provision for depreciation is made on assets under construction until such time as the assets are completed and ready for its intended use. Once the asset becomes available for use, it is transferred to the appropriate category of assets.

Depreciation is calculated using the straight-line method to allocate the cost, net of their residual values, over their estimated useful lives or, in the case of leasehold improvements, the shorter lease term as follows:

Assets	Useful life
Laboratory equipment	5-10 years
Leasehold improvements	Shorter of lease term or 5 years
Office equipment and furniture	3-5 years

The assets’ residual values and useful lives are reviewed and adjusted if appropriate at the end of each reporting period.

An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount (Note 2.8).

Gains and losses on disposals are determined by comparing proceeds with carrying amount and are recognized within other gains/(losses)—net in the statements of loss.

Intangible assets

2.7 Intangible assets

Software

Acquired software licenses are capitalized on the basis of the costs incurred to acquire and bring the specific software into usage. These costs are amortized using the straight-line method over their estimated useful lives of approximately 10 years. Costs associated with maintaining software programs are recognized as expense as incurred.

Impairment of non-financial assets

2.8 Impairment of non-financial assets

Non-financial assets other than goodwill and intangible assets that have an indefinite useful life are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows which are largely independent of the cash inflows from other assets or groups of assets (cash-generating units). Non-financial assets other than goodwill that suffered an impairment are reviewed for possible reversal of the impairment at the end of each reporting period.

Investments and other financial assets

2.9 Investments and other financial assets

(a) Classification

The Group classifies its financial assets in the following measurement categories:

•
those to be measured subsequently at fair value (either through other comprehensive income (“OCI”) or through profit or loss), and
•
those to be measured at amortized cost.

The classification depends on the entity’s business model for managing the financial assets and the contractual terms of the cash flows.

For assets measured at fair value, gains and losses will either be recorded in profit or loss or OCI. For investments in equity instruments that are not held for trading, the Group has made an irrevocable election at the time of initial recognition to account for the equity investment at fair value through OCI (“FVOCI”).

The Group reclassifies debt investments when and only when its business model for managing those assets changes.

(b) Recognition and derecognition

Regular way purchases and sales of financial assets are recognized on trade date, the date on which the Group commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Group has transferred substantially all the risks and rewards of ownership.

(c) Measurement

At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss (“FVPL”), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial asset carried at FVPL are expensed in profit or loss. Financial assets with embedded derivatives are considered in their entirety when determining whether their cash flows are solely payment of principal and interest.

(i)
Debt instruments

Subsequent measurement of debt instruments depends on the Group’s business model for managing the asset and the cash flow characteristics of the asset. There are three measurement categories into which the Group classifies its debt instruments:

•
Amortized cost: Assets that are held for collection of contractual cash flows, where those cash flows represent solely payments of principal and interest, are measured at amortized cost. Interest income from these financial assets is included in finance income using the effective interest rate method. Any gain or loss arising on derecognition is recognized directly in profit or loss and presented in other gains/(losses), together with foreign exchange gains and losses. Impairment losses are presented as separate line item in the statements of loss.
•
FVOCI: Assets that are held for collection of contractual cash flows and for selling the financial assets, where the assets’ cash flows represent solely payments of principal and interest, are measured at FVOCI. Movements in the carrying amount are taken through OCI, except for the recognition of impairment gains or losses, interest income and foreign exchange gains and losses which are recognized in profit or loss. When the financial asset is derecognized, the cumulative gain or loss previously recognized in OCI is reclassified from equity to profit or loss and recognized in other gains/(losses). Interest income from these financial assets is included in finance income using the effective interest rate method. Foreign exchange gains and losses are presented in other gains/(losses) and impairment expenses are presented as a separate line item in the statements of loss.
•
FVPL: Assets that do not meet the criteria for amortized cost or FVOCI are measured at FVPL. A gain or loss on a debt investment that is subsequently measured at FVPL is recognized in profit or loss and presented net within other gains/(losses) in the period in which it arises.
(ii)
Equity instruments

The Group subsequently measures all equity investments at fair value. Where the Group’s management has elected to present fair value gains and losses on equity investments in OCI, there is no subsequent reclassification of fair value gains and losses to profit or loss following the derecognition of the investment. Dividends from such investments continue to be recognized in profit or loss as other income when the Group’s right to receive payments is established.

Changes in the fair value of financial assets at FVPL are recognized in other gains/(losses) in the statements of loss as applicable. Impairment losses (and reversal of impairment losses) on equity investments measured at FVOCI are not reported separately from other changes in fair value.

There were no equity investments during the reporting periods.

(d) Impairment

The Group assesses on a forward-looking basis the expected credit loss associated with its debt instruments carried at amortized cost and FVOCI. The impairment methodology applied depends on whether there has been a significant increase in credit risk refer to Note 3.1(b) for further details.

Cash and cash equivalents

2.11 Cash and cash equivalents

For the purpose of presentation in the statement of cash flows, cash and cash equivalents includes cash on hand, deposits held at call with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

Share capital

2.12 Share capital

Ordinary shares are classified as equity. Mandatorily redeemable preferred shares are classified as liabilities. Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

Where any Group company purchases the Company’s equity instruments, for example as the result of a share buy-back or a share-based payment plan, the consideration paid, including any directly attributable incremental costs (net of income taxes), is deducted from equity attributable to the owners of the Group as treasury shares until the shares are cancelled or reissued. Where such ordinary shares are subsequently reissued, any consideration received, net of any directly attributable incremental transaction costs and the related income tax effects, is included in equity attributable to the owners of the Group.

Shares held by Connect Union, which was established for the purpose of holding shares for the share incentive plans are disclosed as treasury shares and deducted from contributed equity.

Trade and other payables

2.13 Trade and other payables

These amounts represent liabilities for goods and services provided to the Group prior to the end of the financial year which are unpaid. The amounts are unsecured and are usually paid within 30 days of recognition. Trade and other payables are presented as current liabilities unless payment is not due within 12 months after the reporting period. They are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method.

Financial instruments with preferred rights

2.14 Financial instruments with preferred rights

Financial instruments with preferred rights are compound instruments with discretionary dividend right. The Company elected to designate the entire hybrid contracts that include host contract and embedded derivatives as financial liabilities at fair value through profit or loss considering the fact that the instruments also have contingent settlement provisions. They are initially recognized at fair value. Any directly attributable transaction costs are expensed in the consolidated statements of loss.

Subsequent to initial recognition, the amount of change in the fair value of the financial instruments with preferred rights that is attributable to changes in the credit risk of that liability shall be presented in OCI with the remaining changes in fair value recognized as “fair value loss of financial instruments with preferred rights” in profit or loss.

As of December 31, 2020, management believed that there were no triggering events resulting in redemption in 12 months from the end of the reporting period and so the financial instruments with preferred rights were classified as non-current liabilities unless the Group had an obligation to settle the liabilities within 12 months after the end of the reporting period.

Dividends on financial instruments with preferred rights classified as financial liabilities are normally included in financial costs.

On March 19, 2021, upon completion of the IPO, all issued and outstanding preferred shares were converted to ordinary share on a one-for-one basis.

Current and deferred income tax

2.15 Current and deferred income tax

The income tax expense or credit for the period is the tax payable on the taxable income of current period based on the applicable income tax rate for each jurisdiction adjusted by changes in deferred tax assets and liabilities attributable to temporary differences and to unused tax losses.

Current and deferred tax is recognized in profit or loss, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, the tax is also recognized in other comprehensive income or directly in equity, respectively.

(a) Current income tax

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the end of the reporting period in the countries where the Company and its subsidiaries operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

Current tax assets and tax liabilities are offset where the entity has a legally enforceable right to offset and intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously.

(b) Deferred income tax

Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill. Deferred income tax is also not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the end of the reporting period and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Deferred tax assets are recognized only if it is probable that future taxable amounts will be available to utilize those temporary differences and losses.

Deferred tax liabilities and assets are not recognized for temporary differences between the carrying amount and tax bases of investments in foreign operations where the Group is able to control the timing of the reversal of the temporary differences and it is probable that the differences will not reverse in the foreseeable future.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets and liabilities and when the deferred tax balances relate to the same taxation authority.

Investment allowances and similar tax incentives

Companies within the Group may be entitled to claim special tax deductions for investments in qualifying assets or in relation to qualifying expenditure (e.g. the research and development tax incentive or other investment allowances). The Group accounts for such allowances as tax credits, which means that the allowance reduces income tax payable and current tax expense. A deferred tax asset is recognized for unclaimed tax credits that are carried forward as deferred tax assets.

Employee Benefits

2.16 Employee benefits

(a) Short-term obligations

Liabilities for wages and salaries, including non-monetary benefits and accumulating sick leave that are expected to be settled wholly within 12 months after the end of the period in which the employees render the related service are recognized in respect of employees’ services up to the end of the reporting period and are measured at the amounts expected to be paid when the liabilities are settled. The liabilities are presented as current employee benefit obligations in other payables and accruals in the balance sheet.

(b) Defined benefit plans

The liability or asset recognized in the balance sheet in respect of defined benefit pension plans is the present value of the defined benefit obligation at the end of the reporting period less the fair value of plan assets. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method.

The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms approximating to the terms of the related obligation. In countries where there is no deep market in such bonds, the market rates on government bonds are used.

The net interest cost is calculated by applying the discount rate to the net balance of the defined benefit obligation and the fair value of plan assets. This cost is included in employee benefit expense in the statement of loss.

Remeasurement gains and losses arising from experience adjustments and changes in actuarial assumptions are recognized in the period in which they occur, directly in other comprehensive income. They are included in retained earnings in the statement of changes in equity and in the balance sheet.

Changes in the present value of the defined benefit obligation resulting from plan amendments or curtailments are recognized immediately in profit or loss as past service costs.

(c) Defined contribution plans

For defined contribution plans, including those under Section 401(k) of the U.S. Internal Revenue Code, the Group pays contributions to publicly administered pension insurance plans on a mandatory, contractual or voluntary basis. The Group has no further payment obligations once the contributions have been paid. The contributions are recognized as employee benefit expense when they are due. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available.

The members of the Group incorporated in the PRC contribute based on a certain percentage of the salaries of their employees to a defined contribution retirement benefit plan organized by relevant government authorities in the PRC on a monthly basis. The government authorities undertake to assume the retirement benefit obligations payable to all existing and further retired employees under these plans and the Group has no further obligation for post-retirement benefits beyond the contributions made. Contributions to these plans are expensed as incurred. Assets of the plans are held and managed by government authorities and are separate from those of the Group.

(d) Housing funds and medical insurance

The PRC employees of the Group are entitled to participate in various government-supervised housing funds and medical insurance. The Group contributes on a monthly basis to these funds based on a certain percentage of the salaries of the employees, subject to certain ceilings. The Group’s liability in respect of these funds is limited to the contribution payable in each period and recognized as employee benefit expense when they are due.

Share-based compensation

2.17 Share-based compensation

The Group operates an equity-settled share-based compensation plan, under which the Group receives services from employees, directors and consultants. The consultants’ work for the Group is under the Group’s direction in the same way as employees and the services rendered by the consultants are similar to those rendered by the Group’s employees.

The fair value of options granted under the share incentive plans is recognized as an employee benefits expense with a corresponding increase in equity. The total amount to be expensed is determined by reference to the fair value of the options granted:

•
including any market performance conditions (e.g. the entity’s share price);

•
excluding the impact of any service and non-market performance vesting conditions (e.g. profitability, sales growth targets and remaining an employee of the entity over a specified time period); and

•
including the impact of any non-vesting conditions (e.g. the requirement for employees to save or hold shares for a specific period of time).

The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied. At the end of each period, the Group revises its estimates of the number of options that are expected to vest based on the non-market vesting and service conditions. The Group recognizes the impact of the revision to original estimates, if any, in profit or loss, with a corresponding adjustment to equity.

Research and development expenses

2.18 Research and development expenses

The Group incurs costs and efforts on research and development activities. Research expenditures are recorded as an expense in the period the expenditure is incurred. Elements of research and development expenses primarily include (1) expenses related to preclinical testing of the Group’s technologies under development and clinical trials such as payments to CRO investigators and clinical trial sites that conduct the clinical studies; (2) consultant service related to the design of clinical trials and data analysis, (3) payroll and other related expenses of personnel engaged in research and development activities, (4) expenses to develop the product candidates, including raw materials and supplies, product testing, depreciation, and facility related expenses, and (5) other research and development expenses.

The Group estimates preclinical and clinical study and research expenses based on the services performed, pursuant to contracts with research institutions that conduct and manage preclinical and clinical studies and research services on its behalf. The Group estimates these expenses based on discussions with internal management personnel and external service providers as to the progress or stage of completion of services and the contracted fees to be paid for such services. If the actual timing of the performance of services or the level of effort varies from the original estimates, the Group will adjust the accrual accordingly. Payments made in advance for the related services are recorded as prepayments in the consolidated balance sheets until the services are rendered.

Development costs are recognized as assets if they can be directly attributable to a newly developed service or product and all the following criteria are met or exist:

•
the technical feasibility to complete the development project so that it will be available for use or sale;
•
the intention to complete the development project to use or sell the product;
•
the ability to use or sell the product;
•
the manner in which the development project will generate probable future economic benefits for the Group;
•
the availability of adequate technical, financial and other resources to complete the development project and use or sell the product; and
•
the expenditure attributable to the asset during its development can be reliably measured.

Research and development expenses are charged to expense as incurred for all periods presented because they have not met all of the criteria stated above.

Administrative expenses

2.19 Administrative expenses

Administrative expenses primarily include payroll and related expenses for employees involved in general corporate functions including finance, legal and human resources, rental and depreciation expenses related to facilities and equipment used by these functions, professional service expenses and other general corporate related expenses.

Interest Income

2.20 Interest income

Interest income from financial assets at FVPL is included in the net fair value gains/(losses) on these assets, see Note 9 below. Interest income is calculated by applying the effective interest rate to the gross carrying amount of a financial asset except for financial assets that subsequently become credit-impaired. For credit-impaired financial assets, the effective interest rate is applied to the net carrying amount of the financial asset (after deduction of the loss allowance). Interest income is presented as finance income where it is earned from financial assets that are held for cash management purposes.

Government grants

2.21 Government grants

Grants from the government are recognized at their fair value when there is a reasonable assurance that the grant will be received and the Group is expected to comply with all required conditions. Government grants received in advance of costs being incurred are deferred until the associated costs are recognized. Grants that compensate the Group for the cost of an asset initially are presented as deferred income and are recognized as income in consolidated statements of loss on a straight-line basis over the useful life of the associated asset.

Leases

2.22 Leases

The Group leases offices and the rental contracts are typically made for fixed periods of approximately 2 to 4 years. All land in the PRC is owned by the mainland PRC government. The PRC government may sell land use rights for a specified period of time. The purchase price of land use rights represents lease prepayments to the PRC government and is recorded as right-of-use assets on the balance sheet. The right-of-use assets are amortized over the remaining lease term. In 2021, the Group acquired a land use right from the PRC government for 50 years.

Contracts may contain both lease and non-lease components. The Group allocates the consideration in the contract to the lease and non-lease components based on their relative stand-alone prices. However, for leases of real estate for which the Group is a lessee, it has elected not to separate lease and non-lease components and instead accounts for these as a single lease component.

Lease terms are negotiated on an individual basis. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Leased assets may not be used as security for borrowing purposes.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

•
fixed payments (including in-substance fixed payments), less any lease incentives receivable;
•
variable lease payment that are based on an index or a rate, initially measured using the index or rate as of the commencement date;
•
amounts expected to be payable by the Group under residual value guarantees;
•
the exercise price of a purchase option if the Group is reasonably certain to exercise that option; and
•
payments of penalties for terminating the lease, if the lease term reflects the Group exercising that option.

Lease payments to be made under reasonably certain extension options are also included in the measurement of the liability.

The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be readily determined, which is generally the case for leases in the Group, the lessee’s incremental borrowing rate is used, being the rate that the individual lessee would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment with similar terms, security and conditions.

Lease payments are allocated between principal and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.

Right-of-use assets are measured at cost comprising the following:

•
the amount of the initial measurement of lease liability;

•
any lease payments made at or before the commencement date less any lease incentives received;

•
any initial direct costs; and

•
restoration costs.

Right-of-use assets are generally depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis. If the Group is reasonably certain to exercise a purchase option, the right-of-use asset is depreciated over the underlying asset’s useful life.

Payments associated with short-term leases and all leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less without a purchase option.

Segment Information

2.23 Segment information

Identification of segments is based on internal reporting to the chief operating decision maker (“CODM”). The CODM for the Group are the Co-Founders of the Company. The Group does not divide its operations into different segments and the CODM operates and manages the Group’s entire operations as one segment, which is consistent with the Group’s internal organization and reporting system. The Group does not have any revenue and substantially all non-current assets outside of the country of domicile are in China.

Loss per share

2.24 Loss per share

(i)
Basic loss per share

Basic loss per share is calculated by dividing:

•
the loss attributable to owners of the Company, excluding any costs of servicing equity other than ordinary shares;
•
by the weighted average number of ordinary shares outstanding during the financial year and excluding treasury shares

(ii)
Diluted loss per share

Diluted loss per share adjusts the figures used in the determination of basic loss per share to take into account:

•
the after income tax effect of interest and other financing costs associated with dilutive potential ordinary shares, and

•
the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares.